FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term deposit	$ 916,541	$ 946,351
Investment Income, Net	2,354
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative assets, asset position	13,540	768
Fair value asset face amount	156,000	156,000
Fair value of derivative liability	6,996	4,261
Fair value liability face amount	243,000	186,000
Tower US Holdings [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative liability	4,806
Tower US Holdings [Member] | Other Noncurrent Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative liability	2,190
Tower Semiconductor Italy S R L [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative liability	923	809
Fair value liability face amount	$ 48,000	$ 39,600